Property plant and equipment- Cost, accumulated amortisation and carrying value (Details) - ZAR (R) R in Millions		12 Months Ended
	Nov. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		R 61,338	R 76,909
Borrowing costs capitalised		64	0	R 0
Gain on remeasurement of previous interest in joint operation	R 0	0	298	0
Derecognition with deemed disposal of interest in joint operation			(1,027)
Impairment		(9,113)	(38,492)	(1)
Property, plant and equipment at end of period		66,906	61,338	76,909
Changes in estimates capitalised		(204)	419	85
Increase (decrease) in right of recoverability liability			6	7
Increase (decrease) in right of recoverability asset			(10)	2
Non-cash additions, capitalised amortisation and depreciation				45
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		177,016	148,893	129,946
Additions		22,471	22,092	15,944
Borrowing costs capitalised		64
Change in estimates of rehabilitation assets		220	(415)	(94)
Disposals		(573)	(688)	(246)
Derecognition of property, plant and equipment		(4,355)	(3,156)	(3,340)
Transfers to/from right-of-use assets		241	(15)
Transfers between classes of property, plant and equipment		0	0	0
Gain on remeasurement of previous interest in joint operation			320
Derecognition with deemed disposal of interest in joint operation			(3,465)
Transfer to assets held for sale		(169)
Assets acquired on acquisition of subsidiaries		542	7,259	2,738
Foreign currency translation		4	6,191	3,945
Property, plant and equipment at end of period		195,461	177,016	148,893
Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(115,678)	(71,984)	(67,452)
Disposals		500	630	234
Derecognition of property, plant and equipment		4,355	3,151	3,323
Derecognition with deemed disposal of interest in joint operation			2,438
Transfer to assets held for sale		130
Foreign currency translation		(234)	(1,527)	(975)
Amortisation and depreciation		8,575	9,798	6,981
Impairment		9,113	38,492	1
Depreciation capitalised to inventory		(60)	96	(132)
Property, plant and equipment at end of period		(128,555)	(115,678)	(71,984)
Mine development, infrastructure and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		59,270	56,099
Impairment			(16,844)
Property, plant and equipment at end of period		64,214	59,270	56,099
Mine development, infrastructure and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		144,102	119,545	103,216
Additions		22,378	21,849	15,862
Borrowing costs capitalised		64
Change in estimates of rehabilitation assets		35	27	(54)
Disposals		(570)	(676)	(225)
Derecognition of property, plant and equipment		(4,345)	(2,552)	(3,339)
Transfers to/from right-of-use assets		123	(15)
Transfers between classes of property, plant and equipment		(347)	(703)	275
Gain on remeasurement of previous interest in joint operation			320
Derecognition with deemed disposal of interest in joint operation			(3,465)
Transfer to assets held for sale		(169)
Assets acquired on acquisition of subsidiaries		489	5,760	1,450
Foreign currency translation		(108)	4,012	2,360
Property, plant and equipment at end of period		161,652	144,102	119,545
Mine development, infrastructure and other | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(84,832)	(63,446)	(59,718)
Disposals		497	618	217
Derecognition of property, plant and equipment		4,345	2,547	3,323
Derecognition with deemed disposal of interest in joint operation			2,438
Transfer to assets held for sale		130
Foreign currency translation		(93)	(1,155)	(733)
Amortisation and depreciation		8,432	8,894	6,402
Impairment		9,113	16,844	1
Depreciation capitalised to inventory		(60)	96	(132)
Property, plant and equipment at end of period		(97,438)	(84,832)	(63,446)
Land, mineral rights and rehabilitation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,417	20,810
Impairment			(21,236)
Property, plant and equipment at end of period		1,798	1,417	20,810
Land, mineral rights and rehabilitation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		30,145	27,563	24,955
Additions		72	190	22
Borrowing costs capitalised		0
Change in estimates of rehabilitation assets		185	(441)	(27)
Disposals		(3)	(12)	(21)
Derecognition of property, plant and equipment		(10)	(511)	0
Transfers to/from right-of-use assets		118	0
Transfers between classes of property, plant and equipment		114	56	38
Gain on remeasurement of previous interest in joint operation			0
Derecognition with deemed disposal of interest in joint operation			0
Transfer to assets held for sale		0
Assets acquired on acquisition of subsidiaries		53	1,144	1,086
Foreign currency translation		153	2,156	1,510
Property, plant and equipment at end of period		30,827	30,145	27,563
Land, mineral rights and rehabilitation | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(28,728)	(6,753)	(5,959)
Disposals		3	12	17
Derecognition of property, plant and equipment		10	511	0
Derecognition with deemed disposal of interest in joint operation			0
Transfer to assets held for sale		0
Foreign currency translation		(171)	(358)	(232)
Amortisation and depreciation		143	904	579
Impairment		0	21,236	0
Depreciation capitalised to inventory		0	0	0
Property, plant and equipment at end of period		(29,029)	(28,728)	(6,753)
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		651	0
Impairment			(412)
Property, plant and equipment at end of period		894	651	0
Exploration and evaluation assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		2,769	1,785	1,775
Additions		21	53	60
Borrowing costs capitalised		0
Change in estimates of rehabilitation assets		0	(1)	(13)
Disposals		0	0	0
Derecognition of property, plant and equipment		0	(93)	(1)
Transfers to/from right-of-use assets		0	0
Transfers between classes of property, plant and equipment		233	647	(313)
Gain on remeasurement of previous interest in joint operation			0
Derecognition with deemed disposal of interest in joint operation			0
Transfer to assets held for sale		0
Assets acquired on acquisition of subsidiaries		0	355	202
Foreign currency translation		(41)	23	75
Property, plant and equipment at end of period		2,982	2,769	1,785
Exploration and evaluation assets | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(2,118)	(1,785)	(1,775)
Disposals		0	0	0
Derecognition of property, plant and equipment		0	93	0
Derecognition with deemed disposal of interest in joint operation			0
Transfer to assets held for sale		0
Foreign currency translation		30	(14)	(10)
Amortisation and depreciation		0	0	0
Impairment		0	412	0
Depreciation capitalised to inventory		0	0	0
Property, plant and equipment at end of period		R (2,088)	R (2,118)	R (1,785)